Ordinary Shares	6 Months Ended
Jun. 30, 2026
Ordinary Shares [Abstract]
ORDINARY SHARES

NOTE 14 – ORDINARY SHARES

On November 24, 2025, the 2025 annual general meeting adopted resolutions that the Company’s authorized share capital be amended from US$50,000 divided into 431,808,000 Class A ordinary shares at a par value of US$0.0001 each, 58,192,000 Class B ordinary shares at a par value of US$0.0001 each and 10,000,000 preference shares at a par value of US$0.0001 each to US$316,000 divided into 3,000,000,000 Class A ordinary shares at a par value of US$0.0001 each, 150,000,000 Class B ordinary shares at a par value of US$0.0001 each and 10,000,000 preference shares at a par value of US$0.0001 each by the creation of an additional 2,568,192,000 Class A Ordinary Shares at a par value US $0.0001 each and 91,808,000 Class B Ordinary Shares at a par value US $0.0001 each.

On March 12, 2026, the Company entered into a sales agreement with Maxim Group LLC (the “Sales Agent”), pursuant to which the Company would offer and sell, from time to time, to or through the Sales Agent, shares of its Class A ordinary shares, par value $0.0001 per share having an aggregate offering price of up to $100,000,000.

●	On March 19, 2026, 10,000 shares (3 shares post reverse splits) of Class A ordinary shares were issued thereunder and the Company received gross proceeds of $10,637.

●	On March 24, 2026, 5,852,011 shares (1,561 shares post reverse splits) of Class A ordinary shares were issued thereunder and the Company received gross proceeds of $799,911.

●	On March 26, 2026, the Sales Agent terminated the sales agreement with immediate effect in accordance with its terms.

On March 27, 2026, the Company entered into a securities purchase agreement with certain investor for the purchase and sale of 1,500,000 Class A ordinary shares of the Company and pre-funded warrants to purchase up to 98,500,000 Class A ordinary shares in a registered direct offering (the “March Offering”). The Class A ordinary shares were sold at a purchase price of $0.03 per share, and the pre-funded warrants were sold at a purchase price of $0.0299 per warrant, for an initial aggregate amount of $3,000,000, before deducting placement agent fees and expenses. In connection with the March Offering, the Company received net proceeds of $2,449,987 and issued an aggregate of 34,196,667 shares (26,667 shares post reverse splits) at par values of $0.0001, $0.005 and $0.015 (all were $0.375 post reverse splits).

On June 2, 2026, the Company entered into a securities purchase agreement with certain investors for the purchase and sale, in a registered direct offering (the “June Offering”), of an aggregate of 4,000,000 Class A ordinary shares, par value $0.015 per share, of the Company or pre-funded warrants in lieu thereof, together with ordinary warrants to purchase Class A ordinary shares. Each Class A ordinary share or pre-funded warrant in lieu thereof was sold at a purchase price of $2.00. Each warrant has an exercise price of $4.5678 per Class A Ordinary Share and is exercisable to purchase approximately 3.8 Class A ordinary shares. The aggregate gross proceeds to the Company from the June Offering were $8,000,000, before deducting placement agent fees and other offering expenses and excluding any proceeds that may be received upon the exercise of the warrants. In connection with the June Offering, the Company received net proceeds of $7,157,489 and issued 19,150,000 shares (766,000 shares post reverse split) of Class A ordinary shares at par value of $0.015 ($0.375 post reverse split).

Reverse Share Split

On November 24, 2025, the shareholders of the Company authorized the board of directors (the “Board”) to implement one or more consolidations of the Class A ordinary shares, with the specific ratio or ratios and timing to be determined by the Board within the parameters approved by the shareholders. On March 25, 2026, the board approved a reverse split at a ratio of 1-for-50 (the “March 2026 Reverse Split”), which became effective on April 6, 2026. Following the March 2026 Reverse Split, the par value of each Class A ordinary share was changed from $0.0001 to $0.005.

On May 4, 2026, the Board approved another reverse split (the “May 2026 Reverse Split”) at a ratio of 1-for-3, which became effective on May 29, 2026. Following the May 2026 Reverse Split, the par value of each Class A ordinary share was changed from $0.005 to $0.015.

On June 4, 2026, the Board approved another reverse split (the “July 2026 Reverse Split”) at a ratio of 1-for-25, which became effective on July 6, 2026. Following the July 2026 Reverse Split, the par value of each Class A ordinary share was changed from $0.015 to $0.375.